N-4	Oct. 30, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Oct. 30, 2026
Amendment Flag	false
C000040580 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $1,213.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $5,258.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

Investment Options (of Other Amount) Minimum [Percent]	0.19%
Investment Options (of Other Amount) Maximum [Percent]	1.15%
Lowest Annual Cost [Dollars]	$ 1,213
Highest Annual Cost [Dollars]	$ 5,258
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,746	$20,197	$30,593	$51,960
Series 2, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,732	$20,157	$30,531	$51,849
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,243	$15,691	$26,087	$51,849

(2) If you annuitize your Contract or you do
not
surrender your Co
ntrac
t:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,258	$15,733	$26,152	$51,960
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,243	$ 15,691	$26,087	$51,849
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,243	$15,691	$26,087	$51,849
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,823	$11,674	$16,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,809	$11,633	$16,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$2,195	$6,776	$11,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873

The third set of examples assumes the least expensive combination of annual Con tract
expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,898	$8,825	$11,625	$ 14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,884	$8,781	$11,553	$ 14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$ 14,480
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,228	$3,825	$6,625	$14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$ 6,553	$14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.19%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.15%
Surrender Example [Table Text Block]
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,823	$11,674	$16,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,809	$11,633	$16,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,898	$8,825	$11,625	$ 14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,884	$8,781	$11,553	$ 14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$ 14,480

Annuitize Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$2,195	$6,776	$11,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,228	$3,825	$6,625	$14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$ 6,553	$14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480

No Surrender Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$2,195	$6,776	$11,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,228	$3,825	$6,625	$14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$ 6,553	$14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

C000040580 [Member] | American Beacon Man Large Cap Growth Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	13.94%
C000040580 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
C000040580 [Member] | VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000040580 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000040580 [Member] | VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPMIM
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000040580 [Member] | VALIC Company I Nasdaq100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000040580 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
C000040580 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
C000040580 [Member] | VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
C000040580 [Member] | VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000040580 [Member] | VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000040580 [Member] | VALIC Company I Vanguard Windsor II Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000040580 [Member] | Ariel Appreciation Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid- Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000040580 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000040580 [Member] | VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
C000040580 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000040580 [Member] | Ariel Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000040580 [Member] | VALIC Company I Small Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000040580 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000040580 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000040580 [Member] | VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000040580 [Member] | VALIC Company I Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000040580 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000040580 [Member] | VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000040580 [Member] | VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000040580 [Member] | VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000040580 [Member] | VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco and Wellington Management
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000040580 [Member] | VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000040580 [Member] | VALIC Company I Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
C000040580 [Member] | Invesco BalancedRisk Commodity Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000040580 [Member] | VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Voya IM and BlackRock
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
C000040580 [Member] | VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000040580 [Member] | VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000040580 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000040580 [Member] | VALIC Company I Dynamic Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000040580 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000040580 [Member] | T. Rowe Price Retirement 2015 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000040580 [Member] | T. Rowe Price Retirement 2020 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000040580 [Member] | T. Rowe Price Retirement 2025 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000040580 [Member] | T. Rowe Price Retirement 2030 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000040580 [Member] | T Rowe Price Retirement 2035 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000040580 [Member] | T. Rowe Price Retirement 2040 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000040580 [Member] | T. Rowe Price Retirement 2045 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000040580 [Member] | T. Rowe Price Retirement 2050 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000040580 [Member] | T. Rowe Price Retirement 2055 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000040580 [Member] | T. Rowe Price Retirement 2060 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000040580 [Member] | T. Rowe Price Retirement 2065 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000040580 [Member] | T. Rowe Price Retirement 2070 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.26%
Average Annual Total Returns, 10 Years [Percent]	22.55%
C000040580 [Member] | Vanguard LifeStrategy 40/60 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 40/60 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000040580 [Member] | Vanguard LifeStrategy 80/20 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 80/20 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
C000040580 [Member] | Vanguard LifeStrategy 60/40 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 60/40 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000040580 [Member] | Vanguard Wellington Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
C000040580 [Member] | VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000040580 [Member] | Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000040580 [Member] | VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
C000040580 [Member] | VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000040580 [Member] | VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
C000040580 [Member] | VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
C000040580 [Member] | Vanguard LongTerm InvestmentGrade Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000040580 [Member] | Vanguard LongTerm Treasury Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
C000040580 [Member] | Series 1 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,823
Surrender Expense, 1 Year, Minimum [Dollars]	5,898
Surrender Expense, 3 Years, Maximum [Dollars]	11,674
Surrender Expense, 3 Years, Minimum [Dollars]	8,825
Surrender Expense, 5 Years, Maximum [Dollars]	16,623
Surrender Expense, 5 Years, Minimum [Dollars]	11,625
Surrender Expense, 10 Years, Maximum [Dollars]	25,005
Surrender Expense, 10 Years, Minimum [Dollars]	14,620
Annuitized Expense, 1 Year, Maximum [Dollars]	2,195
Annuitized Expense, 1 Year, Minimum [Dollars]	1,228
Annuitized Expense, 3 Years, Maximum [Dollars]	6,776
Annuitized Expense, 3 Years, Minimum [Dollars]	3,825
Annuitized Expense, 5 Years, Maximum [Dollars]	11,623
Annuitized Expense, 5 Years, Minimum [Dollars]	6,625
Annuitized Expense, 10 Years, Maximum [Dollars]	25,005
Annuitized Expense, 10 Years, Minimum [Dollars]	14,620
No Surrender Expense, 1 Year, Maximum [Dollars]	2,195
No Surrender Expense, 1 Year, Minimum [Dollars]	1,228
No Surrender Expense, 3 Years, Maximum [Dollars]	6,776
No Surrender Expense, 3 Years, Minimum [Dollars]	3,825
No Surrender Expense, 5 Years, Maximum [Dollars]	11,623
No Surrender Expense, 5 Years, Minimum [Dollars]	6,625
No Surrender Expense, 10 Years, Maximum [Dollars]	25,005
No Surrender Expense, 10 Years, Minimum [Dollars]	14,620
C000040580 [Member] | Series 2 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	2,181
Surrender Expense, 1 Year, Minimum [Dollars]	1,213
Surrender Expense, 3 Years, Maximum [Dollars]	6,733
Surrender Expense, 3 Years, Minimum [Dollars]	3,781
Surrender Expense, 5 Years, Maximum [Dollars]	11,552
Surrender Expense, 5 Years, Minimum [Dollars]	6,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 3 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,809
Surrender Expense, 1 Year, Minimum [Dollars]	5,884
Surrender Expense, 3 Years, Maximum [Dollars]	11,633
Surrender Expense, 3 Years, Minimum [Dollars]	8,781
Surrender Expense, 5 Years, Maximum [Dollars]	16,552
Surrender Expense, 5 Years, Minimum [Dollars]	11,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 4 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,809
Surrender Expense, 1 Year, Minimum [Dollars]	5,884
Surrender Expense, 3 Years, Maximum [Dollars]	11,633
Surrender Expense, 3 Years, Minimum [Dollars]	8,781
Surrender Expense, 5 Years, Maximum [Dollars]	16,552
Surrender Expense, 5 Years, Minimum [Dollars]	11,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 5 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,809
Surrender Expense, 1 Year, Minimum [Dollars]	5,884
Surrender Expense, 3 Years, Maximum [Dollars]	11,633
Surrender Expense, 3 Years, Minimum [Dollars]	8,781
Surrender Expense, 5 Years, Maximum [Dollars]	16,552
Surrender Expense, 5 Years, Minimum [Dollars]	11,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 6 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	2,181
Surrender Expense, 1 Year, Minimum [Dollars]	1,213
Surrender Expense, 3 Years, Maximum [Dollars]	6,733
Surrender Expense, 3 Years, Minimum [Dollars]	3,781
Surrender Expense, 5 Years, Maximum [Dollars]	11,552
Surrender Expense, 5 Years, Minimum [Dollars]	6,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 7 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,809
Surrender Expense, 1 Year, Minimum [Dollars]	5,884
Surrender Expense, 3 Years, Maximum [Dollars]	11,633
Surrender Expense, 3 Years, Minimum [Dollars]	8,781
Surrender Expense, 5 Years, Maximum [Dollars]	16,552
Surrender Expense, 5 Years, Minimum [Dollars]	11,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 8 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,809
Surrender Expense, 1 Year, Minimum [Dollars]	5,884
Surrender Expense, 3 Years, Maximum [Dollars]	11,633
Surrender Expense, 3 Years, Minimum [Dollars]	8,781
Surrender Expense, 5 Years, Maximum [Dollars]	16,552
Surrender Expense, 5 Years, Minimum [Dollars]	11,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 9 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,823
Surrender Expense, 1 Year, Minimum [Dollars]	5,898
Surrender Expense, 3 Years, Maximum [Dollars]	11,674
Surrender Expense, 3 Years, Minimum [Dollars]	8,825
Surrender Expense, 5 Years, Maximum [Dollars]	16,623
Surrender Expense, 5 Years, Minimum [Dollars]	11,625
Surrender Expense, 10 Years, Maximum [Dollars]	25,005
Surrender Expense, 10 Years, Minimum [Dollars]	14,620
Annuitized Expense, 1 Year, Maximum [Dollars]	2,195
Annuitized Expense, 1 Year, Minimum [Dollars]	1,228
Annuitized Expense, 3 Years, Maximum [Dollars]	6,776
Annuitized Expense, 3 Years, Minimum [Dollars]	3,825
Annuitized Expense, 5 Years, Maximum [Dollars]	11,623
Annuitized Expense, 5 Years, Minimum [Dollars]	6,625
Annuitized Expense, 10 Years, Maximum [Dollars]	25,005
Annuitized Expense, 10 Years, Minimum [Dollars]	14,620
No Surrender Expense, 1 Year, Maximum [Dollars]	2,195
No Surrender Expense, 1 Year, Minimum [Dollars]	1,228
No Surrender Expense, 3 Years, Maximum [Dollars]	6,776
No Surrender Expense, 3 Years, Minimum [Dollars]	3,825
No Surrender Expense, 5 Years, Maximum [Dollars]	11,623
No Surrender Expense, 5 Years, Minimum [Dollars]	6,625
No Surrender Expense, 10 Years, Maximum [Dollars]	25,005
No Surrender Expense, 10 Years, Minimum [Dollars]	14,620
C000040580 [Member] | Series 10 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,809
Surrender Expense, 1 Year, Minimum [Dollars]	5,884
Surrender Expense, 3 Years, Maximum [Dollars]	11,633
Surrender Expense, 3 Years, Minimum [Dollars]	8,781
Surrender Expense, 5 Years, Maximum [Dollars]	16,552
Surrender Expense, 5 Years, Minimum [Dollars]	11,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 11 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	2,181
Surrender Expense, 1 Year, Minimum [Dollars]	1,213
Surrender Expense, 3 Years, Maximum [Dollars]	6,733
Surrender Expense, 3 Years, Minimum [Dollars]	3,781
Surrender Expense, 5 Years, Maximum [Dollars]	11,552
Surrender Expense, 5 Years, Minimum [Dollars]	6,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	14,480
C000040580 [Member] | Series 12 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	2,181
Surrender Expense, 1 Year, Minimum [Dollars]	1,213
Surrender Expense, 3 Years, Maximum [Dollars]	6,733
Surrender Expense, 3 Years, Minimum [Dollars]	3,781
Surrender Expense, 5 Years, Maximum [Dollars]	11,552
Surrender Expense, 5 Years, Minimum [Dollars]	6,553
Surrender Expense, 10 Years, Maximum [Dollars]	24,873
Surrender Expense, 10 Years, Minimum [Dollars]	14,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,181
Annuitized Expense, 1 Year, Minimum [Dollars]	1,213
Annuitized Expense, 3 Years, Maximum [Dollars]	6,733
Annuitized Expense, 3 Years, Minimum [Dollars]	3,781
Annuitized Expense, 5 Years, Maximum [Dollars]	11,552
Annuitized Expense, 5 Years, Minimum [Dollars]	6,553
Annuitized Expense, 10 Years, Maximum [Dollars]	24,873
Annuitized Expense, 10 Years, Minimum [Dollars]	14,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,181
No Surrender Expense, 1 Year, Minimum [Dollars]	1,213
No Surrender Expense, 3 Years, Maximum [Dollars]	6,733
No Surrender Expense, 3 Years, Minimum [Dollars]	3,781
No Surrender Expense, 5 Years, Maximum [Dollars]	11,552
No Surrender Expense, 5 Years, Minimum [Dollars]	6,553
No Surrender Expense, 10 Years, Maximum [Dollars]	24,873
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,480
C000242994 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $1,010
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $5,063.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

Investment Options (of Other Amount) Minimum [Percent]	0.19%
Investment Options (of Other Amount) Maximum [Percent]	1.15%
Lowest Annual Cost [Dollars]	$ 1,010
Highest Annual Cost [Dollars]	$ 5,063
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,560	$19,671	$29,769	$50,486
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,546	$19,632	$29,707	$50,374
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374

(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,063	$15,180	$25,284	$50,486
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,631	$11,095	$15,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,617	$11,054	$15,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,995	$6,169	$10,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,705	$8,199	$10,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,690	$8,155	$10,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,025	$3,199	$5,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.19%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.15%
Surrender Example [Table Text Block]
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,631	$11,095	$15,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,617	$11,054	$15,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,705	$8,199	$10,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,690	$8,155	$10,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175

Annuitize Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,995	$6,169	$10,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,025	$3,199	$5,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175

No Surrender Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,995	$6,169	$10,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,025	$3,199	$5,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

C000242994 [Member] | American Beacon Man Large Cap Growth Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Adviser: Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	13.94%
C000242994 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
C000242994 [Member] | VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000242994 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000242994 [Member] | VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPMIM
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000242994 [Member] | VALIC Company I Nasdaq100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000242994 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
C000242994 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
C000242994 [Member] | VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
C000242994 [Member] | VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000242994 [Member] | VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000242994 [Member] | VALIC Company I Vanguard Windsor II Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000242994 [Member] | Ariel Appreciation Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000242994 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000242994 [Member] | VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
C000242994 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000242994 [Member] | Ariel Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000242994 [Member] | VALIC Company I Small Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000242994 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American CenturInvestment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000242994 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000242994 [Member] | VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000242994 [Member] | VALIC Company I Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000242994 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000242994 [Member] | VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000242994 [Member] | VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000242994 [Member] | VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000242994 [Member] | VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco and Wellington Management
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000242994 [Member] | VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000242994 [Member] | VALIC Company I Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
C000242994 [Member] | Invesco BalancedRisk Commodity Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000242994 [Member] | VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Voya IM and BlackRock
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
C000242994 [Member] | VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000242994 [Member] | VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000242994 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000242994 [Member] | VALIC Company I Dynamic Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000242994 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000242994 [Member] | T. Rowe Price Retirement 2015 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000242994 [Member] | T. Rowe Price Retirement 2020 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000242994 [Member] | T. Rowe Price Retirement 2025 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000242994 [Member] | T. Rowe Price Retirement 2030 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000242994 [Member] | T Rowe Price Retirement 2035 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000242994 [Member] | T. Rowe Price Retirement 2040 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000242994 [Member] | T. Rowe Price Retirement 2045 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000242994 [Member] | T. Rowe Price Retirement 2050 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000242994 [Member] | T. Rowe Price Retirement 2055 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000242994 [Member] | T. Rowe Price Retirement 2060 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000242994 [Member] | T. Rowe Price Retirement 2065 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000242994 [Member] | T. Rowe Price Retirement 2070 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.26%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	22.55%
C000242994 [Member] | Vanguard LifeStrategy 40/60 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 40/60 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000242994 [Member] | Vanguard LifeStrategy 80/20 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 80/20 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
C000242994 [Member] | Vanguard LifeStrategy 60/40 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 60/40 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000242994 [Member] | Vanguard Wellington Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
C000242994 [Member] | VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000242994 [Member] | Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000242994 [Member] | VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
C000242994 [Member] | VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000242994 [Member] | VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
C000242994 [Member] | VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
C000242994 [Member] | Vanguard LongTerm InvestmentGrade Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000242994 [Member] | Vanguard LongTerm Treasury Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
C000242994 [Member] | Series 1 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,631
Surrender Expense, 1 Year, Minimum [Dollars]	5,705
Surrender Expense, 3 Years, Maximum [Dollars]	11,095
Surrender Expense, 3 Years, Minimum [Dollars]	8,199
Surrender Expense, 5 Years, Maximum [Dollars]	15,602
Surrender Expense, 5 Years, Minimum [Dollars]	10,553
Surrender Expense, 10 Years, Maximum [Dollars]	22,930
Surrender Expense, 10 Years, Minimum [Dollars]	12,317
Annuitized Expense, 1 Year, Maximum [Dollars]	1,995
Annuitized Expense, 1 Year, Minimum [Dollars]	1,025
Annuitized Expense, 3 Years, Maximum [Dollars]	6,169
Annuitized Expense, 3 Years, Minimum [Dollars]	3,199
Annuitized Expense, 5 Years, Maximum [Dollars]	10,602
Annuitized Expense, 5 Years, Minimum [Dollars]	5,553
Annuitized Expense, 10 Years, Maximum [Dollars]	22,930
Annuitized Expense, 10 Years, Minimum [Dollars]	12,317
No Surrender Expense, 1 Year, Maximum [Dollars]	1,995
No Surrender Expense, 1 Year, Minimum [Dollars]	1,025
No Surrender Expense, 3 Years, Maximum [Dollars]	6,169
No Surrender Expense, 3 Years, Minimum [Dollars]	3,199
No Surrender Expense, 5 Years, Maximum [Dollars]	10,602
No Surrender Expense, 5 Years, Minimum [Dollars]	5,553
No Surrender Expense, 10 Years, Maximum [Dollars]	22,930
No Surrender Expense, 10 Years, Minimum [Dollars]	12,317
C000242994 [Member] | Series 2 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,980
Surrender Expense, 1 Year, Minimum [Dollars]	1,010
Surrender Expense, 3 Years, Maximum [Dollars]	6,125
Surrender Expense, 3 Years, Minimum [Dollars]	3,155
Surrender Expense, 5 Years, Maximum [Dollars]	10,531
Surrender Expense, 5 Years, Minimum [Dollars]	5,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 3 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,617
Surrender Expense, 1 Year, Minimum [Dollars]	5,690
Surrender Expense, 3 Years, Maximum [Dollars]	11,054
Surrender Expense, 3 Years, Minimum [Dollars]	8,155
Surrender Expense, 5 Years, Maximum [Dollars]	15,531
Surrender Expense, 5 Years, Minimum [Dollars]	10,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 4 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,617
Surrender Expense, 1 Year, Minimum [Dollars]	5,690
Surrender Expense, 3 Years, Maximum [Dollars]	11,054
Surrender Expense, 3 Years, Minimum [Dollars]	8,155
Surrender Expense, 5 Years, Maximum [Dollars]	15,531
Surrender Expense, 5 Years, Minimum [Dollars]	10,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 5 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,617
Surrender Expense, 1 Year, Minimum [Dollars]	5,690
Surrender Expense, 3 Years, Maximum [Dollars]	11,054
Surrender Expense, 3 Years, Minimum [Dollars]	8,155
Surrender Expense, 5 Years, Maximum [Dollars]	15,531
Surrender Expense, 5 Years, Minimum [Dollars]	10,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 6 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,980
Surrender Expense, 1 Year, Minimum [Dollars]	1,010
Surrender Expense, 3 Years, Maximum [Dollars]	6,125
Surrender Expense, 3 Years, Minimum [Dollars]	3,155
Surrender Expense, 5 Years, Maximum [Dollars]	10,531
Surrender Expense, 5 Years, Minimum [Dollars]	5,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 7 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,617
Surrender Expense, 1 Year, Minimum [Dollars]	5,690
Surrender Expense, 3 Years, Maximum [Dollars]	11,054
Surrender Expense, 3 Years, Minimum [Dollars]	8,155
Surrender Expense, 5 Years, Maximum [Dollars]	15,531
Surrender Expense, 5 Years, Minimum [Dollars]	10,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 8 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,617
Surrender Expense, 1 Year, Minimum [Dollars]	5,690
Surrender Expense, 3 Years, Maximum [Dollars]	11,054
Surrender Expense, 3 Years, Minimum [Dollars]	8,155
Surrender Expense, 5 Years, Maximum [Dollars]	15,531
Surrender Expense, 5 Years, Minimum [Dollars]	10,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 9 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,631
Surrender Expense, 1 Year, Minimum [Dollars]	5,705
Surrender Expense, 3 Years, Maximum [Dollars]	11,095
Surrender Expense, 3 Years, Minimum [Dollars]	8,199
Surrender Expense, 5 Years, Maximum [Dollars]	15,602
Surrender Expense, 5 Years, Minimum [Dollars]	10,553
Surrender Expense, 10 Years, Maximum [Dollars]	22,930
Surrender Expense, 10 Years, Minimum [Dollars]	12,317
Annuitized Expense, 1 Year, Maximum [Dollars]	1,995
Annuitized Expense, 1 Year, Minimum [Dollars]	1,025
Annuitized Expense, 3 Years, Maximum [Dollars]	6,169
Annuitized Expense, 3 Years, Minimum [Dollars]	3,199
Annuitized Expense, 5 Years, Maximum [Dollars]	10,602
Annuitized Expense, 5 Years, Minimum [Dollars]	5,553
Annuitized Expense, 10 Years, Maximum [Dollars]	22,930
Annuitized Expense, 10 Years, Minimum [Dollars]	12,317
No Surrender Expense, 1 Year, Maximum [Dollars]	1,995
No Surrender Expense, 1 Year, Minimum [Dollars]	1,025
No Surrender Expense, 3 Years, Maximum [Dollars]	6,169
No Surrender Expense, 3 Years, Minimum [Dollars]	3,199
No Surrender Expense, 5 Years, Maximum [Dollars]	10,602
No Surrender Expense, 5 Years, Minimum [Dollars]	5,553
No Surrender Expense, 10 Years, Maximum [Dollars]	22,930
No Surrender Expense, 10 Years, Minimum [Dollars]	12,317
C000242994 [Member] | Series 10 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,617
Surrender Expense, 1 Year, Minimum [Dollars]	5,690
Surrender Expense, 3 Years, Maximum [Dollars]	11,054
Surrender Expense, 3 Years, Minimum [Dollars]	8,155
Surrender Expense, 5 Years, Maximum [Dollars]	15,531
Surrender Expense, 5 Years, Minimum [Dollars]	10,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 11 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,980
Surrender Expense, 1 Year, Minimum [Dollars]	1,010
Surrender Expense, 3 Years, Maximum [Dollars]	6,125
Surrender Expense, 3 Years, Minimum [Dollars]	3,155
Surrender Expense, 5 Years, Maximum [Dollars]	10,531
Surrender Expense, 5 Years, Minimum [Dollars]	5,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	12,175
C000242994 [Member] | Series 12 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,980
Surrender Expense, 1 Year, Minimum [Dollars]	1,010
Surrender Expense, 3 Years, Maximum [Dollars]	6,125
Surrender Expense, 3 Years, Minimum [Dollars]	3,155
Surrender Expense, 5 Years, Maximum [Dollars]	10,531
Surrender Expense, 5 Years, Minimum [Dollars]	5,480
Surrender Expense, 10 Years, Maximum [Dollars]	22,797
Surrender Expense, 10 Years, Minimum [Dollars]	12,175
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 1 Year, Minimum [Dollars]	1,010
Annuitized Expense, 3 Years, Maximum [Dollars]	6,125
Annuitized Expense, 3 Years, Minimum [Dollars]	3,155
Annuitized Expense, 5 Years, Maximum [Dollars]	10,531
Annuitized Expense, 5 Years, Minimum [Dollars]	5,480
Annuitized Expense, 10 Years, Maximum [Dollars]	22,797
Annuitized Expense, 10 Years, Minimum [Dollars]	12,175
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 1 Year, Minimum [Dollars]	1,010
No Surrender Expense, 3 Years, Maximum [Dollars]	6,125
No Surrender Expense, 3 Years, Minimum [Dollars]	3,155
No Surrender Expense, 5 Years, Maximum [Dollars]	10,531
No Surrender Expense, 5 Years, Minimum [Dollars]	5,480
No Surrender Expense, 10 Years, Maximum [Dollars]	22,797
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,175
C000242995 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $807.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $4,868.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

Investment Options (of Other Amount) Minimum [Percent]	0.19%
Investment Options (of Other Amount) Maximum [Percent]	1.15%
Lowest Annual Cost [Dollars]	$ 807
Highest Annual Cost [Dollars]	$ 4,868
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,374	$19,143	$28,938	$48,979
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,360	$19,103	$28,875	$48,866
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866

(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,868	$14,625	$24,407	$48,979
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,439	$10,513	$14,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,425	$10,472	$14,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,793	$5,557	$9,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,510	$7,570	$9,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,496	$7,525	$9,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$822	$2,570	$4,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.19%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.15%
Surrender Example [Table Text Block]
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,439	$10,513	$14,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,425	$10,472	$14,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,510	$7,570	$9,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,496	$7,525	$9,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820

Annuitize Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,793	$5,557	$9,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$822	$2,570	$4,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820

No Surrender Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,793	$5,557	$9,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$822	$2,570	$4,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

Portfolio Company Objective [Text Block]	Specialty
C000242995 [Member] | American Beacon Man Large Cap Growth Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	13.94%
C000242995 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
C000242995 [Member] | VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000242995 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000242995 [Member] | VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPMIM
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000242995 [Member] | VALIC Company I Nasdaq100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000242995 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
C000242995 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
C000242995 [Member] | VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
C000242995 [Member] | VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000242995 [Member] | VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000242995 [Member] | VALIC Company I Vanguard Windsor II Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000242995 [Member] | Ariel Appreciation Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid- Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000242995 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000242995 [Member] | VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
C000242995 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000242995 [Member] | Ariel Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000242995 [Member] | VALIC Company I Small Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000242995 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000242995 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000242995 [Member] | VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000242995 [Member] | VALIC Company I Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000242995 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000242995 [Member] | VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000242995 [Member] | VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000242995 [Member] | VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000242995 [Member] | VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco and Wellington Management
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000242995 [Member] | VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000242995 [Member] | VALIC Company I Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
C000242995 [Member] | Invesco BalancedRisk Commodity Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000242995 [Member] | VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Voya IM and BlackRock
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
C000242995 [Member] | VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000242995 [Member] | VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000242995 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000242995 [Member] | VALIC Company I Dynamic Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000242995 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000242995 [Member] | T. Rowe Price Retirement 2015 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000242995 [Member] | T. Rowe Price Retirement 2020 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000242995 [Member] | T. Rowe Price Retirement 2025 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000242995 [Member] | T. Rowe Price Retirement 2030 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000242995 [Member] | T Rowe Price Retirement 2035 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000242995 [Member] | T. Rowe Price Retirement 2040 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000242995 [Member] | T. Rowe Price Retirement 2045 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000242995 [Member] | T. Rowe Price Retirement 2050 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000242995 [Member] | T. Rowe Price Retirement 2055 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000242995 [Member] | T. Rowe Price Retirement 2060 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000242995 [Member] | T. Rowe Price Retirement 2065 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000242995 [Member] | T. Rowe Price Retirement 2070 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.26%
Average Annual Total Returns, 10 Years [Percent]	22.55%
C000242995 [Member] | Vanguard LifeStrategy 40/60 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 40/60 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000242995 [Member] | Vanguard LifeStrategy 80/20 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 80/20 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
C000242995 [Member] | Vanguard LifeStrategy 60/40 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 60/40 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000242995 [Member] | Vanguard Wellington Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
C000242995 [Member] | VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000242995 [Member] | Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000242995 [Member] | VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
C000242995 [Member] | VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000242995 [Member] | VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
C000242995 [Member] | VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
C000242995 [Member] | Vanguard LongTerm InvestmentGrade Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000242995 [Member] | Vanguard LongTerm Treasury Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
C000242995 [Member] | Series 1 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,439
Surrender Expense, 1 Year, Minimum [Dollars]	5,510
Surrender Expense, 3 Years, Maximum [Dollars]	10,513
Surrender Expense, 3 Years, Minimum [Dollars]	7,570
Surrender Expense, 5 Years, Maximum [Dollars]	14,571
Surrender Expense, 5 Years, Minimum [Dollars]	9,469
Surrender Expense, 10 Years, Maximum [Dollars]	20,810
Surrender Expense, 10 Years, Minimum [Dollars]	9,963
Annuitized Expense, 1 Year, Maximum [Dollars]	1,793
Annuitized Expense, 1 Year, Minimum [Dollars]	822
Annuitized Expense, 3 Years, Maximum [Dollars]	5,557
Annuitized Expense, 3 Years, Minimum [Dollars]	2,570
Annuitized Expense, 5 Years, Maximum [Dollars]	9,571
Annuitized Expense, 5 Years, Minimum [Dollars]	4,469
Annuitized Expense, 10 Years, Maximum [Dollars]	20,810
Annuitized Expense, 10 Years, Minimum [Dollars]	9,963
No Surrender Expense, 1 Year, Maximum [Dollars]	1,793
No Surrender Expense, 1 Year, Minimum [Dollars]	822
No Surrender Expense, 3 Years, Maximum [Dollars]	5,557
No Surrender Expense, 3 Years, Minimum [Dollars]	2,570
No Surrender Expense, 5 Years, Maximum [Dollars]	9,571
No Surrender Expense, 5 Years, Minimum [Dollars]	4,469
No Surrender Expense, 10 Years, Maximum [Dollars]	20,810
No Surrender Expense, 10 Years, Minimum [Dollars]	9,963
C000242995 [Member] | Series 2 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,778
Surrender Expense, 1 Year, Minimum [Dollars]	807
Surrender Expense, 3 Years, Maximum [Dollars]	5,513
Surrender Expense, 3 Years, Minimum [Dollars]	2,525
Surrender Expense, 5 Years, Maximum [Dollars]	9,499
Surrender Expense, 5 Years, Minimum [Dollars]	4,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 3 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,425
Surrender Expense, 1 Year, Minimum [Dollars]	5,496
Surrender Expense, 3 Years, Maximum [Dollars]	10,472
Surrender Expense, 3 Years, Minimum [Dollars]	7,525
Surrender Expense, 5 Years, Maximum [Dollars]	14,499
Surrender Expense, 5 Years, Minimum [Dollars]	9,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 4 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,425
Surrender Expense, 1 Year, Minimum [Dollars]	5,496
Surrender Expense, 3 Years, Maximum [Dollars]	10,472
Surrender Expense, 3 Years, Minimum [Dollars]	7,525
Surrender Expense, 5 Years, Maximum [Dollars]	14,499
Surrender Expense, 5 Years, Minimum [Dollars]	9,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 5 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,425
Surrender Expense, 1 Year, Minimum [Dollars]	5,496
Surrender Expense, 3 Years, Maximum [Dollars]	10,472
Surrender Expense, 3 Years, Minimum [Dollars]	7,525
Surrender Expense, 5 Years, Maximum [Dollars]	14,499
Surrender Expense, 5 Years, Minimum [Dollars]	9,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 6 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,778
Surrender Expense, 1 Year, Minimum [Dollars]	807
Surrender Expense, 3 Years, Maximum [Dollars]	5,513
Surrender Expense, 3 Years, Minimum [Dollars]	2,525
Surrender Expense, 5 Years, Maximum [Dollars]	9,499
Surrender Expense, 5 Years, Minimum [Dollars]	4,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 7 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,425
Surrender Expense, 1 Year, Minimum [Dollars]	5,496
Surrender Expense, 3 Years, Maximum [Dollars]	10,472
Surrender Expense, 3 Years, Minimum [Dollars]	7,525
Surrender Expense, 5 Years, Maximum [Dollars]	14,499
Surrender Expense, 5 Years, Minimum [Dollars]	9,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 8 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,425
Surrender Expense, 1 Year, Minimum [Dollars]	5,496
Surrender Expense, 3 Years, Maximum [Dollars]	10,472
Surrender Expense, 3 Years, Minimum [Dollars]	7,525
Surrender Expense, 5 Years, Maximum [Dollars]	14,499
Surrender Expense, 5 Years, Minimum [Dollars]	9,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 9 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,439
Surrender Expense, 1 Year, Minimum [Dollars]	5,510
Surrender Expense, 3 Years, Maximum [Dollars]	10,513
Surrender Expense, 3 Years, Minimum [Dollars]	7,570
Surrender Expense, 5 Years, Maximum [Dollars]	14,571
Surrender Expense, 5 Years, Minimum [Dollars]	9,469
Surrender Expense, 10 Years, Maximum [Dollars]	20,810
Surrender Expense, 10 Years, Minimum [Dollars]	9,963
Annuitized Expense, 1 Year, Maximum [Dollars]	1,793
Annuitized Expense, 1 Year, Minimum [Dollars]	822
Annuitized Expense, 3 Years, Maximum [Dollars]	5,557
Annuitized Expense, 3 Years, Minimum [Dollars]	2,570
Annuitized Expense, 5 Years, Maximum [Dollars]	9,571
Annuitized Expense, 5 Years, Minimum [Dollars]	4,469
Annuitized Expense, 10 Years, Maximum [Dollars]	20,810
Annuitized Expense, 10 Years, Minimum [Dollars]	9,963
No Surrender Expense, 1 Year, Maximum [Dollars]	1,793
No Surrender Expense, 1 Year, Minimum [Dollars]	822
No Surrender Expense, 3 Years, Maximum [Dollars]	5,557
No Surrender Expense, 3 Years, Minimum [Dollars]	2,570
No Surrender Expense, 5 Years, Maximum [Dollars]	9,571
No Surrender Expense, 5 Years, Minimum [Dollars]	4,469
No Surrender Expense, 10 Years, Maximum [Dollars]	20,810
No Surrender Expense, 10 Years, Minimum [Dollars]	9,963
C000242995 [Member] | Series 10 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,425
Surrender Expense, 1 Year, Minimum [Dollars]	5,496
Surrender Expense, 3 Years, Maximum [Dollars]	10,472
Surrender Expense, 3 Years, Minimum [Dollars]	7,525
Surrender Expense, 5 Years, Maximum [Dollars]	14,499
Surrender Expense, 5 Years, Minimum [Dollars]	9,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 11 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,778
Surrender Expense, 1 Year, Minimum [Dollars]	807
Surrender Expense, 3 Years, Maximum [Dollars]	5,513
Surrender Expense, 3 Years, Minimum [Dollars]	2,525
Surrender Expense, 5 Years, Maximum [Dollars]	9,499
Surrender Expense, 5 Years, Minimum [Dollars]	4,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	9,820
C000242995 [Member] | Series 12 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,778
Surrender Expense, 1 Year, Minimum [Dollars]	807
Surrender Expense, 3 Years, Maximum [Dollars]	5,513
Surrender Expense, 3 Years, Minimum [Dollars]	2,525
Surrender Expense, 5 Years, Maximum [Dollars]	9,499
Surrender Expense, 5 Years, Minimum [Dollars]	4,395
Surrender Expense, 10 Years, Maximum [Dollars]	20,674
Surrender Expense, 10 Years, Minimum [Dollars]	9,820
Annuitized Expense, 1 Year, Maximum [Dollars]	1,778
Annuitized Expense, 1 Year, Minimum [Dollars]	807
Annuitized Expense, 3 Years, Maximum [Dollars]	5,513
Annuitized Expense, 3 Years, Minimum [Dollars]	2,525
Annuitized Expense, 5 Years, Maximum [Dollars]	9,499
Annuitized Expense, 5 Years, Minimum [Dollars]	4,395
Annuitized Expense, 10 Years, Maximum [Dollars]	20,674
Annuitized Expense, 10 Years, Minimum [Dollars]	9,820
No Surrender Expense, 1 Year, Maximum [Dollars]	1,778
No Surrender Expense, 1 Year, Minimum [Dollars]	807
No Surrender Expense, 3 Years, Maximum [Dollars]	5,513
No Surrender Expense, 3 Years, Minimum [Dollars]	2,525
No Surrender Expense, 5 Years, Maximum [Dollars]	9,499
No Surrender Expense, 5 Years, Minimum [Dollars]	4,395
No Surrender Expense, 10 Years, Maximum [Dollars]	20,674
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,820
C000242996 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $603.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $4,673.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

Investment Options (of Other Amount) Minimum [Percent]	0.19%
Investment Options (of Other Amount) Maximum [Percent]	1.15%
Lowest Annual Cost [Dollars]	$ 603
Highest Annual Cost [Dollars]	$ 4,673
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,188	$18,611	$28,097	$47,438
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,174	$18,571	$28,034	$47,323
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323

(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,673	$14,065	$23,521	$47,438
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,246	$9,928	$13,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,232	$9,886	$13,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,592	$4,942	$8,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,316	$6,936	$8,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,301	$6,892	$8,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$618	$1,936	$3,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.19%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.15%
Surrender Example [Table Text Block]
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,246	$9,928	$13,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,232	$9,886	$13,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,316	$6,936	$8,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,301	$6,892	$8,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412

Annuitize Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,592	$4,942	$8,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$618	$1,936	$3,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412

No Surrender Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,592	$4,942	$8,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$618	$1,936	$3,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

C000242996 [Member] | American Beacon Man Large Cap Growth Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	13.94%
C000242996 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
C000242996 [Member] | VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000242996 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000242996 [Member] | VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPMIM
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000242996 [Member] | VALIC Company I Nasdaq100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000242996 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
C000242996 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
C000242996 [Member] | VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
C000242996 [Member] | VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000242996 [Member] | VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000242996 [Member] | VALIC Company I Vanguard Windsor II Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000242996 [Member] | Ariel Appreciation Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid- Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000242996 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000242996 [Member] | VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
C000242996 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000242996 [Member] | Ariel Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000242996 [Member] | VALIC Company I Small Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000242996 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000242996 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000242996 [Member] | VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000242996 [Member] | VALIC Company I Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000242996 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000242996 [Member] | VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000242996 [Member] | VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000242996 [Member] | VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000242996 [Member] | VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco and Wellington Management
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000242996 [Member] | VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000242996 [Member] | VALIC Company I Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
C000242996 [Member] | Invesco BalancedRisk Commodity Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000242996 [Member] | VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Voya IM and BlackRock
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
C000242996 [Member] | VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000242996 [Member] | VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000242996 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000242996 [Member] | VALIC Company I Dynamic Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000242996 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000242996 [Member] | T. Rowe Price Retirement 2015 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000242996 [Member] | T. Rowe Price Retirement 2020 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000242996 [Member] | T. Rowe Price Retirement 2025 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000242996 [Member] | T. Rowe Price Retirement 2030 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000242996 [Member] | T Rowe Price Retirement 2035 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000242996 [Member] | T. Rowe Price Retirement 2040 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000242996 [Member] | T. Rowe Price Retirement 2045 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000242996 [Member] | T. Rowe Price Retirement 2050 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000242996 [Member] | T. Rowe Price Retirement 2055 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000242996 [Member] | T. Rowe Price Retirement 2060 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000242996 [Member] | T. Rowe Price Retirement 2065 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000242996 [Member] | T. Rowe Price Retirement 2070 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.26%
Average Annual Total Returns, 10 Years [Percent]	22.55%
C000242996 [Member] | Vanguard LifeStrategy 40/60 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 40/60 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000242996 [Member] | Vanguard LifeStrategy 80/20 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 80/20 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
C000242996 [Member] | Vanguard LifeStrategy 60/40 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 60/40 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000242996 [Member] | Vanguard Wellington Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
C000242996 [Member] | VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000242996 [Member] | Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000242996 [Member] | VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
C000242996 [Member] | VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000242996 [Member] | VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
C000242996 [Member] | VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
C000242996 [Member] | Vanguard LongTerm InvestmentGrade Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000242996 [Member] | Vanguard LongTerm Treasury Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
C000242996 [Member] | Series 1 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,246
Surrender Expense, 1 Year, Minimum [Dollars]	5,316
Surrender Expense, 3 Years, Maximum [Dollars]	9,928
Surrender Expense, 3 Years, Minimum [Dollars]	6,936
Surrender Expense, 5 Years, Maximum [Dollars]	13,529
Surrender Expense, 5 Years, Minimum [Dollars]	8,373
Surrender Expense, 10 Years, Maximum [Dollars]	18,642
Surrender Expense, 10 Years, Minimum [Dollars]	7,557
Annuitized Expense, 1 Year, Maximum [Dollars]	1,592
Annuitized Expense, 1 Year, Minimum [Dollars]	618
Annuitized Expense, 3 Years, Maximum [Dollars]	4,942
Annuitized Expense, 3 Years, Minimum [Dollars]	1,936
Annuitized Expense, 5 Years, Maximum [Dollars]	8,529
Annuitized Expense, 5 Years, Minimum [Dollars]	3,373
Annuitized Expense, 10 Years, Maximum [Dollars]	18,642
Annuitized Expense, 10 Years, Minimum [Dollars]	7,557
No Surrender Expense, 1 Year, Maximum [Dollars]	1,592
No Surrender Expense, 1 Year, Minimum [Dollars]	618
No Surrender Expense, 3 Years, Maximum [Dollars]	4,942
No Surrender Expense, 3 Years, Minimum [Dollars]	1,936
No Surrender Expense, 5 Years, Maximum [Dollars]	8,529
No Surrender Expense, 5 Years, Minimum [Dollars]	3,373
No Surrender Expense, 10 Years, Maximum [Dollars]	18,642
No Surrender Expense, 10 Years, Minimum [Dollars]	7,557
C000242996 [Member] | Series 2 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,577
Surrender Expense, 1 Year, Minimum [Dollars]	603
Surrender Expense, 3 Years, Maximum [Dollars]	4,898
Surrender Expense, 3 Years, Minimum [Dollars]	1,892
Surrender Expense, 5 Years, Maximum [Dollars]	8,457
Surrender Expense, 5 Years, Minimum [Dollars]	3,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 3 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,232
Surrender Expense, 1 Year, Minimum [Dollars]	5,301
Surrender Expense, 3 Years, Maximum [Dollars]	9,886
Surrender Expense, 3 Years, Minimum [Dollars]	6,892
Surrender Expense, 5 Years, Maximum [Dollars]	13,457
Surrender Expense, 5 Years, Minimum [Dollars]	8,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 4 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,232
Surrender Expense, 1 Year, Minimum [Dollars]	5,301
Surrender Expense, 3 Years, Maximum [Dollars]	9,886
Surrender Expense, 3 Years, Minimum [Dollars]	6,892
Surrender Expense, 5 Years, Maximum [Dollars]	13,457
Surrender Expense, 5 Years, Minimum [Dollars]	8,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 5 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,232
Surrender Expense, 1 Year, Minimum [Dollars]	5,301
Surrender Expense, 3 Years, Maximum [Dollars]	9,886
Surrender Expense, 3 Years, Minimum [Dollars]	6,892
Surrender Expense, 5 Years, Maximum [Dollars]	13,457
Surrender Expense, 5 Years, Minimum [Dollars]	8,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	6,232
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	9,886
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	13,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 6 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,577
Surrender Expense, 1 Year, Minimum [Dollars]	603
Surrender Expense, 3 Years, Maximum [Dollars]	4,898
Surrender Expense, 3 Years, Minimum [Dollars]	1,892
Surrender Expense, 5 Years, Maximum [Dollars]	8,457
Surrender Expense, 5 Years, Minimum [Dollars]	3,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 7 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,232
Surrender Expense, 1 Year, Minimum [Dollars]	5,301
Surrender Expense, 3 Years, Maximum [Dollars]	9,886
Surrender Expense, 3 Years, Minimum [Dollars]	6,892
Surrender Expense, 5 Years, Maximum [Dollars]	13,457
Surrender Expense, 5 Years, Minimum [Dollars]	8,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 8 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,232
Surrender Expense, 1 Year, Minimum [Dollars]	5,301
Surrender Expense, 3 Years, Maximum [Dollars]	9,886
Surrender Expense, 3 Years, Minimum [Dollars]	6,892
Surrender Expense, 5 Years, Maximum [Dollars]	13,457
Surrender Expense, 5 Years, Minimum [Dollars]	8,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 9 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,246
Surrender Expense, 1 Year, Minimum [Dollars]	5,316
Surrender Expense, 3 Years, Maximum [Dollars]	9,928
Surrender Expense, 3 Years, Minimum [Dollars]	6,936
Surrender Expense, 5 Years, Maximum [Dollars]	13,529
Surrender Expense, 5 Years, Minimum [Dollars]	8,373
Surrender Expense, 10 Years, Maximum [Dollars]	18,642
Surrender Expense, 10 Years, Minimum [Dollars]	7,557
Annuitized Expense, 1 Year, Maximum [Dollars]	1,592
Annuitized Expense, 1 Year, Minimum [Dollars]	618
Annuitized Expense, 3 Years, Maximum [Dollars]	4,942
Annuitized Expense, 3 Years, Minimum [Dollars]	1,936
Annuitized Expense, 5 Years, Maximum [Dollars]	8,529
Annuitized Expense, 5 Years, Minimum [Dollars]	3,373
Annuitized Expense, 10 Years, Maximum [Dollars]	18,642
Annuitized Expense, 10 Years, Minimum [Dollars]	7,557
No Surrender Expense, 1 Year, Maximum [Dollars]	1,592
No Surrender Expense, 1 Year, Minimum [Dollars]	618
No Surrender Expense, 3 Years, Maximum [Dollars]	4,942
No Surrender Expense, 3 Years, Minimum [Dollars]	1,936
No Surrender Expense, 5 Years, Maximum [Dollars]	8,529
No Surrender Expense, 5 Years, Minimum [Dollars]	3,373
No Surrender Expense, 10 Years, Maximum [Dollars]	18,642
No Surrender Expense, 10 Years, Minimum [Dollars]	7,557
C000242996 [Member] | Series 10 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,232
Surrender Expense, 1 Year, Minimum [Dollars]	5,301
Surrender Expense, 3 Years, Maximum [Dollars]	9,886
Surrender Expense, 3 Years, Minimum [Dollars]	6,892
Surrender Expense, 5 Years, Maximum [Dollars]	13,457
Surrender Expense, 5 Years, Minimum [Dollars]	8,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 11 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,577
Surrender Expense, 1 Year, Minimum [Dollars]	603
Surrender Expense, 3 Years, Maximum [Dollars]	4,898
Surrender Expense, 3 Years, Minimum [Dollars]	1,892
Surrender Expense, 5 Years, Maximum [Dollars]	8,457
Surrender Expense, 5 Years, Minimum [Dollars]	3,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	7,412
C000242996 [Member] | Series 12 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,577
Surrender Expense, 1 Year, Minimum [Dollars]	603
Surrender Expense, 3 Years, Maximum [Dollars]	4,898
Surrender Expense, 3 Years, Minimum [Dollars]	1,892
Surrender Expense, 5 Years, Maximum [Dollars]	8,457
Surrender Expense, 5 Years, Minimum [Dollars]	3,299
Surrender Expense, 10 Years, Maximum [Dollars]	18,505
Surrender Expense, 10 Years, Minimum [Dollars]	7,412
Annuitized Expense, 1 Year, Maximum [Dollars]	1,577
Annuitized Expense, 1 Year, Minimum [Dollars]	603
Annuitized Expense, 3 Years, Maximum [Dollars]	4,898
Annuitized Expense, 3 Years, Minimum [Dollars]	1,892
Annuitized Expense, 5 Years, Maximum [Dollars]	8,457
Annuitized Expense, 5 Years, Minimum [Dollars]	3,299
Annuitized Expense, 10 Years, Maximum [Dollars]	18,505
Annuitized Expense, 10 Years, Minimum [Dollars]	7,412
No Surrender Expense, 1 Year, Maximum [Dollars]	1,577
No Surrender Expense, 1 Year, Minimum [Dollars]	603
No Surrender Expense, 3 Years, Maximum [Dollars]	4,898
No Surrender Expense, 3 Years, Minimum [Dollars]	1,892
No Surrender Expense, 5 Years, Maximum [Dollars]	8,457
No Surrender Expense, 5 Years, Minimum [Dollars]	3,299
No Surrender Expense, 10 Years, Maximum [Dollars]	18,505
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,412
C000241027 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $399.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $1,390.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

Investment Options (of Other Amount) Minimum [Percent]	0.19%
Investment Options (of Other Amount) Maximum [Percent]	1.15%
Lowest Annual Cost [Dollars]	$ 399
Highest Annual Cost [Dollars]	$ 1,390
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,053	$9,323	$12,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,039	$9,279	$12,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,390	$4,323	$7,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,121	$6,299	$7,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,106	$6,254	$7,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$414	$1,299	$2,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.19%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.15%
Surrender Example [Table Text Block]
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,053	$9,323	$12,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,039	$9,279	$12,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,121	$6,299	$7,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,106	$6,254	$7,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

Annuitize Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,390	$4,323	$7,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$414	$1,299	$2,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

No Surrender Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,390	$4,323	$7,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$414	$1,299	$2,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

C000241027 [Member] | American Beacon Man Large Cap Growth Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	13.94%
C000241027 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
C000241027 [Member] | VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000241027 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000241027 [Member] | VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPMIM
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000241027 [Member] | VALIC Company I Nasdaq100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000241027 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
C000241027 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
C000241027 [Member] | VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
C000241027 [Member] | VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000241027 [Member] | VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000241027 [Member] | VALIC Company I Vanguard Windsor II Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000241027 [Member] | Ariel Appreciation Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid- Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000241027 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000241027 [Member] | VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
C000241027 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000241027 [Member] | Ariel Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000241027 [Member] | VALIC Company I Small Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000241027 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000241027 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000241027 [Member] | VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000241027 [Member] | VALIC Company I Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000241027 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000241027 [Member] | VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000241027 [Member] | VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000241027 [Member] | VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000241027 [Member] | VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco and Wellington Management
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000241027 [Member] | VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000241027 [Member] | VALIC Company I Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
C000241027 [Member] | Invesco BalancedRisk Commodity Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000241027 [Member] | VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Voya IM and BlackRock
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
C000241027 [Member] | VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000241027 [Member] | VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000241027 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000241027 [Member] | VALIC Company I Dynamic Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
C000241027 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000241027 [Member] | T. Rowe Price Retirement 2015 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000241027 [Member] | T. Rowe Price Retirement 2020 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000241027 [Member] | T. Rowe Price Retirement 2025 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000241027 [Member] | T. Rowe Price Retirement 2030 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000241027 [Member] | T Rowe Price Retirement 2035 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000241027 [Member] | T. Rowe Price Retirement 2040 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000241027 [Member] | T. Rowe Price Retirement 2045 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000241027 [Member] | T. Rowe Price Retirement 2050 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000241027 [Member] | T. Rowe Price Retirement 2055 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000241027 [Member] | T. Rowe Price Retirement 2060 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000241027 [Member] | T. Rowe Price Retirement 2065 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000241027 [Member] | T. Rowe Price Retirement 2070 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.26%
Average Annual Total Returns, 10 Years [Percent]	22.55%
C000241027 [Member] | Vanguard LifeStrategy 40/60 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 40/60 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000241027 [Member] | Vanguard LifeStrategy 80/20 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 80/20 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
C000241027 [Member] | Vanguard LifeStrategy 60/40 Fund Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 60/40 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000241027 [Member] | Vanguard Wellington Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
C000241027 [Member] | VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000241027 [Member] | Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000241027 [Member] | VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
C000241027 [Member] | VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000241027 [Member] | VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
C000241027 [Member] | VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
C000241027 [Member] | Vanguard LongTerm InvestmentGrade Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000241027 [Member] | Vanguard LongTerm Treasury Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
C000241027 [Member] | Series 1 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,053
Surrender Expense, 1 Year, Minimum [Dollars]	5,121
Surrender Expense, 3 Years, Maximum [Dollars]	9,323
Surrender Expense, 3 Years, Minimum [Dollars]	6,299
Surrender Expense, 5 Years, Maximum [Dollars]	12,476
Surrender Expense, 5 Years, Minimum [Dollars]	7,266
Surrender Expense, 10 Years, Maximum [Dollars]	16,427
Surrender Expense, 10 Years, Minimum [Dollars]	5,099
Annuitized Expense, 1 Year, Maximum [Dollars]	1,390
Annuitized Expense, 1 Year, Minimum [Dollars]	414
Annuitized Expense, 3 Years, Maximum [Dollars]	4,323
Annuitized Expense, 3 Years, Minimum [Dollars]	1,299
Annuitized Expense, 5 Years, Maximum [Dollars]	7,476
Annuitized Expense, 5 Years, Minimum [Dollars]	2,266
Annuitized Expense, 10 Years, Maximum [Dollars]	16,427
Annuitized Expense, 10 Years, Minimum [Dollars]	5,099
No Surrender Expense, 1 Year, Maximum [Dollars]	1,390
No Surrender Expense, 1 Year, Minimum [Dollars]	414
No Surrender Expense, 3 Years, Maximum [Dollars]	4,323
No Surrender Expense, 3 Years, Minimum [Dollars]	1,299
No Surrender Expense, 5 Years, Maximum [Dollars]	7,476
No Surrender Expense, 5 Years, Minimum [Dollars]	2,266
No Surrender Expense, 10 Years, Maximum [Dollars]	16,427
No Surrender Expense, 10 Years, Minimum [Dollars]	5,099
C000241027 [Member] | Series 2 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 3 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 4 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 5 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 6 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 7 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 8 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 9 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,053
Surrender Expense, 1 Year, Minimum [Dollars]	5,121
Surrender Expense, 3 Years, Maximum [Dollars]	9,323
Surrender Expense, 3 Years, Minimum [Dollars]	6,299
Surrender Expense, 5 Years, Maximum [Dollars]	12,476
Surrender Expense, 5 Years, Minimum [Dollars]	7,266
Surrender Expense, 10 Years, Maximum [Dollars]	16,427
Surrender Expense, 10 Years, Minimum [Dollars]	5,099
Annuitized Expense, 1 Year, Maximum [Dollars]	1,390
Annuitized Expense, 1 Year, Minimum [Dollars]	414
Annuitized Expense, 3 Years, Maximum [Dollars]	4,323
Annuitized Expense, 3 Years, Minimum [Dollars]	1,299
Annuitized Expense, 5 Years, Maximum [Dollars]	7,476
Annuitized Expense, 5 Years, Minimum [Dollars]	2,266
Annuitized Expense, 10 Years, Maximum [Dollars]	16,427
Annuitized Expense, 10 Years, Minimum [Dollars]	5,099
No Surrender Expense, 1 Year, Maximum [Dollars]	1,390
No Surrender Expense, 1 Year, Minimum [Dollars]	414
No Surrender Expense, 3 Years, Maximum [Dollars]	4,323
No Surrender Expense, 3 Years, Minimum [Dollars]	1,299
No Surrender Expense, 5 Years, Maximum [Dollars]	7,476
No Surrender Expense, 5 Years, Minimum [Dollars]	2,266
No Surrender Expense, 10 Years, Maximum [Dollars]	16,427
No Surrender Expense, 10 Years, Minimum [Dollars]	5,099
C000241027 [Member] | Series 10 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 11 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000241027 [Member] | Series 12 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 4,952